Reinsurance (Tables)	12 Months Ended
Dec. 31, 2012
Insurance [Abstract]
Effects of Reinsurance
Information regarding the effect of reinsurance is as follows as of December 31, 2012 and 2011:

	2012
	Direct	Assumed	Ceded	Total, Net of Reinsurance
Assets
Premiums receivable	$96.9	$384.7	$(411.4)	$70.2
Reinsurance recoverable	—	—	7,379.3	7,379.3
Total	$96.9	$384.7	$6,967.9	$7,449.5

Liabilities
Future policy benefits and contract owner account balances	$82,185.3	$3,870.4	$(7,379.3)	$78,676.4
Liability for funds withheld under reinsurance agreements	1,236.6	—	—	1,236.6
Total	$83,421.9	$3,870.4	$(7,379.3)	$79,913.0

	2011
	Direct	Assumed	Ceded	Total, Net of Reinsurance
Assets
Premiums receivable	$90.7	$391.5	$(398.0)	$84.2
Reinsurance recoverable	—	—	7,723.4	7,723.4
Total	$90.7	$391.5	$7,325.4	$7,807.6

Liabilities
Future policy benefits and contract owner account balances	$84,265.7	$4,092.7	$(7,723.4)	$80,635.0
Liability for funds withheld under reinsurance agreements	1,307.6	—	—	1,307.6
Total	$85,573.3	$4,092.7	$(7,723.4)	$81,942.6

Information regarding the effect of reinsurance is as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Premiums:
Direct premiums	$2,084.0	$1,999.2	$1,953.9
Reinsurance assumed	1,303.6	1,329.2	1,526.3
Reinsurance ceded	(1,526.5)	(1,558.4)	(1,772.7)
Net premiums	$1,861.1	$1,770.0	$1,707.5

Universal life and investment-type product policy fees:
Direct universal life and investment-type product policy fees	$3,361.9	$3,510.5	$3,444.8
Reinsurance ceded	(5.3)	(6.0)	(6.1)
Net universal life and investment-type product policy fees	$3,356.6	$3,504.5	$3,438.7

Interest credited and other benefits to contract owners / policyholders:
Direct interest credited and other benefits to contract owners / policyholders	$5,205.5	$6,179.9	$5,513.4
Reinsurance assumed	1,153.4	1,333.2	780.1
Reinsurance ceded	(1,497.3)	(1,771.1)	(1,266.2)
Interest credited and other benefits to contract owners / policyholders	$4,861.6	$5,742.0	$5,027.3